Commitments and Contingencies - Summary of future minimum lease payments under noncancelable operating leases (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Operating Lease Liabilities, Gross Difference, Amount [Abstract]
2021 (remaining 3 months)	$ 1,899
2022/2021	7,646	$ 3,436
2023/2022	6,418	6,108
2024/2023	1,687	4,879
2025/2024	565	655
2025		405
Thereafter	402	402
Total minimum lease payments	$ 18,617	$ 15,885